Organization and Nature of operations (Details) - USD ($)		1 Months Ended	3 Months Ended
	Oct. 24, 2022	Jan. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Business Acquisition
Common stock, shares authorized (in shares)			431,000,000	431,000,000
Granite Ridge Common Stock
Business Acquisition
Common stock, shares authorized (in shares)				431,000,000
Shares issues to existing GREP members upon business combination closing (in shares)	130,000,000		298,937
ENPC Common Class A
Business Acquisition
Common stock shares converted (in shares)	1
ENPC Common Class F
Business Acquisition
Common stock to be converted (in shares)	1
Executive Network Partnering Corporation
Business Acquisition
Business acquisition, cash consideration transferred	$ 396,100,000
Warrants to be converted (in shares)	1
Total aggregate investment by ENPC	$ 6,800,000
Executive Network Partnering Corporation | Granite Ridge Common Stock
Business Acquisition
Shares issues to existing GREP members upon business combination closing (in shares)	130,000,000.0
Executive Network Partnering Corporation | ENPC Common Class A
Business Acquisition
Common stock, shares authorized (in shares)	41,400,000
Common stock, shares outstanding (in shares)	39,343,496
Business acquisition, redemption price per share (in dollars per share)	$ 10.07
Executive Network Partnering Corporation | ENPC Common Class A | ENPC Conversion Activity, Effective Time of Merger
Business Acquisition
Shares converted during merger (in shares)	1,238,393
Converted shares subject to certain vesting provisions, forfeitures	$ 220,348	$ 220,348
Converted shares subject to certain vesting provisions (in shares)	371,518			371,518
Executive Network Partnering Corporation | ENPC Common Class F | ENPC Conversion Activity, Effective Time of Merger
Business Acquisition
Shares to-be converted during merger (in shares)	495,357
Shares forfeited (in shares)	220,348